Label	Element	Value
Mairs & Power Minnesota Municipal Bond ETF | State of Minnesota [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.60%
Mairs & Power Minnesota Municipal Bond ETF | County of Hennepin MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Mairs & Power Minnesota Municipal Bond ETF | University of Minnesota [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Mairs & Power Minnesota Municipal Bond ETF | City of Northfield MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.20%
Mairs & Power Minnesota Municipal Bond ETF | Inver Grove Heights Independent School District No 199 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Mairs & Power Minnesota Municipal Bond ETF | University of St Thomas [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Mairs & Power Minnesota Municipal Bond ETF | Forest Lake Independent School District No 831 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Mairs & Power Minnesota Municipal Bond ETF | St Paul Independent School District No 625 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Mairs & Power Minnesota Municipal Bond ETF | Minneapolis-St Paul Metropolitan Airports Commission [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Mairs & Power Minnesota Municipal Bond ETF | City of St Cloud MN [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Mairs & Power Minnesota Municipal Bond ETF | AAA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	29.60%
Mairs & Power Minnesota Municipal Bond ETF | AA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	50.30%
Mairs & Power Minnesota Municipal Bond ETF | A [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	13.90%
Mairs & Power Minnesota Municipal Bond ETF | BBB & Lower [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Mairs & Power Minnesota Municipal Bond ETF | Unrated [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Cash Equivalent [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.70%
Mairs & Power Minnesota Municipal Bond ETF | Municipal Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Mairs & Power Minnesota Municipal Bond ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.90%
Mairs & Power Minnesota Municipal Bond ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)